6. Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets
	December 31, 2018			December 31, 2017
	Gross Carrying Amount	Accumulated Amortization	Net book value	Gross Carrying Amount	Accumulated Amortization	Net book value
Intangible assets with determinable lives:

Content provider and photographic agreements	$400,000	$140,000	$260,000	$400,000	$60,000	$340,000
Memorabilia Inventory	35,000	12,250	22,750	35,000	5,250	29,750
Copyrighted Image Library	4,100,000	102,500	3,997,500	–	–	–
Non-Compete and Non-Solicitation Covenants	90,000	7,500	82,500	–	–	–
Trade name	340,000	–	340,000	–	–	–
License agreements	9,000,000	150,000	8,850,000	–	–	–
Customer relationships	2,330,000	116,500	2,213,500	–	–	–
Total	$16,295,000	$528,750	$15,766,250	$435,000	$65,250	$369,750